CONDENSED CONSOLIDATED STATEMENTS OF MEMBERS' (DEFICIT) EQUITY (Unaudited) - USD ($)	Total	Rubicon [Member]	Common Stock [Member] Rubicon [Member]	Preferred Stock [Member] Rubicon [Member]	Total [Member] Rubicon [Member]
Balances at April 26, 2021 (inception) at Dec. 31, 2019			$ (116,033,000)	$ 152,962,000	$ 36,929,000
Compensation costs related to incentive units				468,000	468,000
Net loss		$ (58,583,000)	(17,388,000)	(41,195,000)	(58,583,000)
Ending balance, value at Dec. 31, 2020			(133,421,000)	112,235,000	(21,186,000)
Compensation costs related to incentive units				120,000	120,000
Net loss		(13,861,000)	(4,014,000)	(9,847,000)	(13,861,000)
Ending balance, value at Mar. 31, 2021			(137,435,000)	102,508,000	(34,927,000)
Balances at April 26, 2021 (inception) at Dec. 31, 2020			(133,421,000)	112,235,000	(21,186,000)
Compensation costs related to incentive units				543,000	543,000
Net loss		(73,151,000)	(20,895,000)	(52,256,000)	(73,151,000)
Ending balance, value at Dec. 31, 2021	$ (9,570,614)	(61,304,000)	(154,316,000)	93,012,000	(61,304,000)
Balances at April 26, 2021 (inception) at Apr. 25, 2021
Net loss	915,705
Ending balance, value at Dec. 31, 2021	(9,570,614)	(61,304,000)	(154,316,000)	93,012,000	(61,304,000)
Compensation costs related to incentive units				58,000	58,000
Net loss	(570,351)	(24,819,000)	(6,992,000)	(17,827,000)	(24,819,000)
Ending balance, value at Mar. 31, 2022	$ (10,140,965)	$ (86,065,000)	$ (161,308,000)	$ 75,243,000	$ (86,065,000)